Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 4,097,403	$ 2,452,540	$ 1,980,773
Operating costs and expenses:
Lease operating expenses	2,953,254	2,492,476	2,017,856
Depreciation, depletion and amortization	1,139,723	810,855	698,851
General and administrative expenses	4,602,656	5,250,618	6,533,642
Total operating costs and expenses	8,695,633	8,553,949	9,250,349
Loss from operations	(4,598,230)	(6,101,409)	(7,269,576)
Other income (expense):
Issuance loss of warrants	(133,325)
Issuance costs allocated to warrant liability	(465,577)
Change in fair value of warrant liability	2,878,660
Foreign currency exchange gain	(130,684)	28,489	132,033
Other (expense) income, net	(673,436)	(10,459)	185,845
Total other income, net	1,475,638	18,030	317,878
Loss before income tax	(3,122,592)	(6,083,379)	(6,951,698)
Income tax provision
Net loss	(3,122,592)	(6,083,379)	(6,951,698)
Comprehensive loss:
Net loss	(3,122,592)	(6,083,379)	(6,951,698)
Actuarial gain for post-employment benefits	59,243	30,704
Total comprehensive loss	$ (3,063,349)	$ (6,052,675)	$ (6,951,698)
Loss per ordinary share
Basic and diluted	$ (0.35)	$ (0.82)	$ (0.94)
Weighted average ordinary shares outstanding*
Basic and diluted	8,888,421	7,420,414	7,395,120